ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2025
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	NOTE 5: ACCRUED EXPENSES
	As of June 30,	As of December 31,
	2025	2024

Directors’ fees	$21	$54
Manufacturing and trials expenses	1,731	1,710
Advisors and legal expenses	79	140

	$1,831	$1,904